SHARE-BASED COMPENSATION - Narrative (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair market value of shares on grant date	100.00%
Number of shares authorized for issuance (in shares)	13,500	10,970
Vesting period	4 years	4 years
Granted (in shares)	4,165	5,930
Granted, weighted average share price (in dollars per share)	$ 3.34	$ 0.75
Term of stock options	8 years	8 years
Granted, grant date fair value (in dollars per share)	$ 1.52	$ 0.93
Incentive Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair market value of shares on grant date	110.00%
Percentage of voting power	10.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, weighted average share price (in dollars per share)	$ 1.64	1.00
Granted, grant date fair value (in dollars per share)	0.80	0.20
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, weighted average share price (in dollars per share)	5.00	2.75
Granted, grant date fair value (in dollars per share)	$ 3.35	$ 2.09